As filed with the Securities and Exchange Commission on January 4, 2011

Registration Nos. 33-50476 and 811-7064

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO. ☐

POST-EFFECTIVE AMENDMENT NO. 34 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

POST-EFFECTIVE AMENDMENT NO. 34 ☒
(Check appropriate box or boxes)

THE TARGET PORTFOLIO TRUST

Exact name of registrant as specified in charter

Gateway Center Three

100 Mulberry Street, 4th Floor

Newark, NJ 07102-4077

Address of Principal Executive Offices and Zip Code

(973) 367-7521

Registrant’s Telephone Number, Including Area Code

Deborah A. Docs
Gateway Center Three

100 Mulberry Street, 4th Floor

Newark, NJ 07102-4077
Name and Address of Agent for Service

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to paragraph (b)

☒ on February 18, 2011 pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)

☐ on (_____) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (____) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ this post-effective amendment designates a new effective date for a previously filed post – effective amendment.

Parts A, B and C to The Target Portfolio Trust (the “Company”) Post–Effective Amendment No. 33 to the Registration Statement under the Securities Act of 1933, as amended, (the “Securities Act”) and Post-Effective Amendment No. 38 to the Company’s Registration Statement under the Investment Company Act of 1940, as amended, (the “Investment Company Act”) filed with the Securities and Exchange Commission (the “SEC”) on December 20, 2010 (the “Post-Effective Amendment”) are herein incorporated by reference. The Company is submitting this post-effective amendment for the sole purpose of extending the pending effective date of the Post-Effective Amendment. The Post-Effective Amendment originally and erroneously requested an effective date of February 18, 2010. It is proposed that the Post-Effective Amendment become effective on February 18, 2011 pursuant to Rule 485(b)(1)(iii) under the Securities Act, or on such date as the SEC acting pursuant to Section 8(a) of the Securities Act may determine.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Newark, and State of New Jersey, on the 4th day of January 2011.

THE TARGET PORTFOLIO TRUST

*Judy A. Rice
President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date
* Kevin J. Bannon	Trustee
* Scott E. Benjamin	Trustee
* Linda W. Bynoe	Trustee
* Michael S. Hyland	Trustee
* Douglas H. McCorkindale	Trustee
* Stephen P. Munn	Trustee
* Richard A. Redeker	Trustee
* Judy A. Rice	Trustee and President (Principal Executive Officer)
* Robin B. Smith	Trustee
* Stephen G. Stoneburn	Trustee
* Grace C. Torres	Treasurer and Principal Financial and Accounting Officer
* By: /s/ Jonathan D. Shain Jonathan D. Shain		January 4, 2011

* Pursuant to power of attorney dated March 9, 2010. Incorporated by reference to Prudential Investment Portfolios 12 Post-Effective Amendment No. 17 to the registration statement on Form N-1A (File No. 333-42705) filed via EDGAR on March 15, 2010.